Fair Value Measurement - Schedule of Fair Value Measurement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Assets measured at fair value:
Counterparties		$ 249,055		$ 224,867
Cryptoassets		62,606		113,279
Receivable from omnibus accounts		26,820		50,466
Liabilities measured at fair value:
Payable to users		107,830		103,493
Other long-term liabilities				5,653
Other short-term liabilities		8,994
Level 1 [Member]
Assets measured at fair value:
Counterparties
Cryptoassets		62,606		113,279
Receivable from omnibus accounts
Liabilities measured at fair value:
Payable to users
Other long-term liabilities
Other short-term liabilities		2,810
Level 2 [Member]
Assets measured at fair value:
Counterparties		249,055		224,867
Cryptoassets
Receivable from omnibus accounts		26,820		50,466
Liabilities measured at fair value:
Payable to users		107,830		103,493
Other long-term liabilities
Other short-term liabilities
Level 3 [Member]
Assets measured at fair value:
Counterparties			[1]		[2]
Cryptoassets			[1]		[2]
Receivable from omnibus accounts			[1]		[2]
Liabilities measured at fair value:
Payable to users			[1]		[2]
Other long-term liabilities	[2]			$ 5,653
Other short-term liabilities	[1]	$ 6,184

[1]	The contingent consideration relates to the business combination of Spaceship and consists of up to 266,668 common shares to be issued upon the achievement of certain performance milestones related to assets under management (AUM) within two years from the acquisition date (see Note 22).
[2]	The contingent consideration relates to the business combination of Spaceship and consists of up to 266,668 common shares to be issued upon the achievement of certain performance milestones related to assets under management (AUM) within two years from the acquisition date. The business combination includes an additional holdback agreement for an additional 80,000 common shares. (see Note 22).